THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED OR IS NO LONGER REQUIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000
Check here if Amendment          [X ]; Amendment Number: 3
This Amendment (Check only one.):[  ] is a restatement
                                 [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name              Allen Holding Inc.
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Address           711 Fifth Avenue
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                  New York, New York 10022
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Form 13F File Number:      28- 4174

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Howard M. Felson
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Title:        Vice President
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Phone:        (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Howard M. Felson      New York, New York          March 30, 2001
----------------------  ----------------------   ---------------------------
[Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total:   $ 53,774,750.00

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number                  Name

  1                   28-5910                    Allen & Company Incorporated

  2                   28-6492                    Allen Capital Incorporated

  3                   28-5939                    Allen Arbitrage Inc.


AS OF SEPTEMBER 30, 2000

ITEM 1                                    ITEM 2             ITEM 3                 ITEM 4               ITEM 5

NAME OF ISSUER                            CLASS              CUSIP NUMBER       FAIR MARKET VALUE       POSITION    CLASS
AVIS GROUP HLDGS INC                      CLA                53790101            5,925,000.00            200,000     SHS
FLORIDA PROGRESS CORP                     COM                341109106           5,293,700.00            100,000     SHS
FORT JAMES CORP                           COM                347471104          12,224,800.00            400,000     SHS
INTERMEDIA COMMUNICATIONS, INC.           COM                458801107           8,850,000.00            300,000     SHS
LILLY INDS INC.                           CLA                532491107           4,425,000.00            150,000     SHS
MCN ENERGY GROUP INC                      COM                55267J100           3,843,750.00            150,000     SHS
UNION CARBIDE CORP                        COM                905581104          13,212,500.00            350,000     SHS

                                                                             --------------------
                                                                                53,774,750.00
                                                                                =============



ITEM 1                                             ITEM 6              ITEM 7                 ITEM 8
                                            INVESTMENT DISCRETION                    ---VOTING AUTHORITY---
                                             (a)      (b)       (C)                 (a)         (b)       (C)
NAME OF ISSUER                          SOLE      SHARED   OTHER      MANAGERS      SOLE       SHARED    OTHER
AVIS GROUP HLDGS INC                             200,000                 3         200,000
FLORIDA PROGRESS CORP                            100,000                 3         100,000
FORT JAMES CORP                                  400,000                 3         400,000
INTERMEDIA COMMUNICATIONS, INC.                  300,000                 3         300,000
LILLY INDS INC.                                  150,000                 3         150,000
MCN ENERGY GROUP INC                             150,000                 3         150,000
UNION CARBIDE CORP                               350,000                 3         350,000

